Net result from services and commissions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fee and commission income (expense) [abstract]
Trading income (expense) on foreign exchange contracts	R$ 1,131,024	R$ 820,630	R$ 617,552
Comissions from net revenues from services	785,976	536,580	523,889
Investments from net revenues from services and commissions	124,128	90,772	67,433
Income from Bank Fees	108,135	89,507	62,544
Other net revenues from services and comission	90,813	69,945	18,059
Net revenues from other subsidiaries	(126,234)	(66,571)	0
Cashback expenses	(360,562)	(236,482)	(321,438)
Fee and commission income	R$ 1,753,280	R$ 1,304,382	R$ 968,039